CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

Figures in million - SA rand	2020	2019	2018
Cash at the bank and on hand	20,239.8	5,619.0	2,549.1
Total cash and cash equivalents	20,239.8	5,619.0	2,549.1